Consolidated Statements of Earnings and Comprehensive Earnings - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 3,619.0	$ 2,819.0
Production costs (Note 21)	(1,604.0)	(1,634.0)
Depreciation and amortization (Note 12)	(497.0)	(571.0)
Royalties	(113.0)	(65.0)
Cost of sales	(2,214.0)	(2,270.0)
Mine operating earnings (Note 26)	1,405.0	549.0
General and administrative	(116.0)	(70.0)
Income from investment in Juanicipio (Note 13)	77.0	0.0
Exploration and project development	(16.0)	(10.0)
Mine care and maintenance	(30.0)	(32.0)
Foreign exchange (losses) gains	(8.0)	38.0
Derivative gains (losses)	29.0	(25.0)
(Losses) gains from sale of subsidiaries (Note 12)	(29.0)	137.0
Change in asset retirement obligations (Note 16)	(49.0)	(54.0)
Other expense	(30.0)	(2.0)
Earnings from operations	1,233.0	531.0
Investment income (loss)	89.0	(14.0)
Interest and finance expense (Note 22)	(84.0)	(85.0)
Earnings before income taxes	1,238.0	432.0
Income tax expense (Note 23)	(258.0)	(319.0)
Net earnings	980.0	113.0
Equity holders of the Company	978.0	112.0
Non-controlling interests	2.0	1.0
Items that will not be reclassified to net earnings:
Remeasurement of retirement benefit plan	(1.0)	0.0
Loss on investments	0.0	(1.0)
Other comprehensive loss	(1.0)	(1.0)
Total comprehensive earnings	979.0	112.0
Equity holders of the Company	977.0	111.0
Non-controlling interests	$ 2.0	$ 1.0
Earnings per share attributable to equity holders (Note 24)
Basic earnings (loss) per share (in USD per share)	$ 2.56	$ 0.31
Diluted earnings (loss) per share (in USD per share)	$ 2.56	$ 0.31
Weighted average shares outstanding Basic (shares)	381,479	363,361
Weighted average shares outstanding Diluted (shares)	381,577	363,401